STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 15. STOCKHOLDERS’ EQUITY

Accumulated Other Comprehensive Income

Changes in Accumulated Other Comprehensive Income (“AOCI”) for the periods indicated are summarized as follows (in thousands):

	2013
	Before Tax	Tax Effect	Net of Tax
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	$(12,970)	$5,003	$(7,967)
Amounts reclassified to gain (loss) on investment securities	(8,382)	3,234	(5,148)

Other comprehensive income (loss)	$(21,352)	$8,237	$(13,115)

	2012
	Before Tax	Tax Effect	Net of Tax
Unrealized gain (loss) on investment securities available for sale:
Net unrealized holdings gain (loss) arising during the period	$30,483	$(11,759)	$18,724
Amounts reclassified to gain (loss) on investment securities	5,789	(2,233)	3,556

Other comprehensive income (loss)	$36,272	$(13,992)	$22,280

Class A and Class B Common Stock

The shares of common stock of the Company are divided into two classes: Class A common stock and Class B common stock. The Class A common stock possesses all of the voting power for all matters requiring action by holders of the Company’s common stock, with certain limited exceptions. Each share of Class B common stock is convertible into one share of Class A common stock, subject to certain restrictions. The Class A common stock is not convertible. Other than with respect to voting rights and the restrictions on transfer and conversion relating to the Class B common stock, the Class A common stock and the Class B common stock are treated equally and identically, including with respect to distributions.

In March 2012, the Company converted 3,556,592 Class A common shares to Class B common shares in a voluntary exchange with certain shareholders. This exchange was made on 1:1 ratio and no consideration was paid or received by the Company. Total Class B common shares issued and outstanding increased by 3,556,592 while Class A common shares issued and outstanding decreased by 3,556,592 for the year ended December 31, 2012. This is recorded as “Exchange of A shares to B shares” in the consolidated statements of changes in stockholders’ equity.

Preferred Stock

There are 10 million preferred shares authorized and none issued and outstanding at December 31, 2013. Preferred stock has a par value of $.001.

Treasury Stock

In December 2013, the Company completed a cash tender purchase of outstanding Class A and Class B common stock from shareholders. The Company purchased 927,312 and 192,132 Class A and Class B common shares, respectively, at a price of $16.75 per share and an aggregate amount of $18.8 million. The Company accounted for the transaction under the cost method and holds 1,119,444 common shares with a cost of $18.8 million in Treasury Stock as of December 31, 2013. This transaction is recorded as “Treasury stock purchases” in the accompanying consolidated statements of changes in stockholders’ equity.

Warrants

During 2009, the Company issued, as a distribution in respect of its existing equity, warrants to purchase an aggregate of 3,310,428 shares of Class A common stock (the “2009 Warrants”). The 2009 Warrants provide the recipient a right to purchase one share of Class A common stock for an exercise price ranging between $24 and $28 per warrant. The recipients can only exercise the warrants on the sixth, eighteenth, and thirtieth month anniversaries of the occurrence of a Qualified IPO.

On November 19, 2013, the Company amended the 2009 Warrants (the “Amended 2009 Warrants”) whereby the exercise period and expiration date was extended to November 12, 2019. The Amended 2009 Warrants also provide clarification for certain matters relating to the definition of a “Special Transaction”. All amounts of the Amended 2009 Warrants, if any, that are not yet exercisable, shall immediately become exercisable upon the consummation of a “Special Transaction”, generally defined as the consummation of a transaction representing a change of control of the Company. As of December 31, 2013, there were 3,310,428 outstanding 2009 Warrants with an expiration date of November 12, 2019.

The Company has not recorded any expense in the accompanying consolidated financial statements associated with the Original 2009 Warrants as it was a distribution in respect of its then existing equity.

The amount related to the change in fair value resulting from the modification at grant date was $4.0 million and will be recorded in the consolidated financial statements once the completion of the Qualified IPO or Special Transaction becomes probable. The total fair value of the Amended 2009 Warrants outstanding at December 31, 2013 amounted to $8.3 million.

The incremental change in fair value of the Amended 2009 Warrants was determined utilizing the Black-Scholes pricing model methodology as of November 19, 2013, the date of amendment, compared to the fair value of the Original 2009 Warrants immediately prior to the modification. The assumptions used to calculate the fair values of the Original 2009 Warrants and Amended 2009 Warrants are summarized below:

	Original 2009 Warrants Immediately Prior to Modification	Amended 2009 Warrants Immediately After Modification
Expected volatility	30.0%	30.0%
Expected dividend yield	2.5%	2.5%
Expected term (years)	3.0	6.0
Risk-free interest rate	0.58%	1.70%
Weighted average fair value (per warrant)	$1.28	$2.49

Total fair value (in thousands)	$4,226	$8,254

Since the Company’s common stock does not trade on any exchange, the expected volatility is based on the volatility of comparable peer banks. The expected term represents the period of time that the 2009 warrants are expected to be outstanding from the amendment date. The risk-free interest rate is based on the US Treasury yields for the expected term of the instrument.

During 2010, the Company issued warrants to directors and employees to purchase an aggregate of 2,142,000 shares of Class A common stock (the “2010 Warrants”). The 2010 Warrants provided the recipient a right to purchase one share of Class A common stock for an exercise price at December 31, 2012 ranging between $26 and $32 per warrant. All 2010 Warrants were relinquished by the recipients and cancelled (the “Cancellation”) by the Company in 2013. The Company has not recorded any expense in the accompanying consolidated financial statements associated with the 2010 Warrants or the Cancellation of the 2010 Warrants as the Qualified IPO did not occur on or prior to the Cancellation. The holders of the 2010 Warrants received replacement awards in the form of stock options and restricted stock units (the “2013 RSUs”) from the 2013 Incentive Plan. The Company has accounted for this as a modification. Refer to Note 16 “Stock-based Compensation and Other Benefit Plans” for more information and calculation of the fair value modification.

The Company will record $4.0 million of expense related to the outstanding Amended 2009 Warrants in the consolidated financial statements once the completion of the Qualified IPO or Special Transaction becomes probable.